United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas April 20, 2009
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      810    16294 SH       Sole                    16294
AT&T Inc.                      COM              00206r102      327    12961 SH       Sole                    12961
American Express Co            COM              025816109      446    32750 SH       Sole                    32750
American Intl Group Inc        COM              026874107       22    21900 SH       Sole                    21900
Amgen Inc                      COM              031162100      904    18260 SH       Sole                    18260
Anadarko Pete Corp             COM              032511107      218     5600 SH       Sole                     5600
BJ Services                    COM              055482103      657    66075 SH       Sole                    66075
BP Amoco PLC ADR               COM              055622104      266     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      250    11425 SH       Sole                    11425
CVS/Caremark Corp              COM              126650100      969    35253 SH       Sole                    35253
Cisco Systems Inc              COM              17275r102     1331    79341 SH       Sole                    79341
Citigroup Inc.                 COM              172967101      136    53624 SH       Sole                    53624
Coca Cola Co                   COM              191216100      692    15748 SH       Sole                    15748
Corning Inc                    COM              219350105     1220    91966 SH       Sole                    91966
EMC Corp.                      COM              268648102      971    85168 SH       Sole                    85168
Expeditors Intl Wash           COM              302130109     1102    38950 SH       Sole                    38950
Exxon Mobil Corp               COM              302290101     1399    20547 SH       Sole                    20547
Fluor Corp                     COM              343412102      770    22300 SH       Sole                    22300
General Electric Co.           COM              369604103      921    91077 SH       Sole                    91077
International Business Machine COM              459200101     2078    21450 SH       Sole                    21450
L3 Communications              COM              502424104     1039    15325 SH       Sole                    15325
Lowes Cos Inc                  COM              548661107     1059    58024 SH       Sole                    58024
Medtronic Inc                  COM              585055106      743    25225 SH       Sole                    25225
Microsoft Corp                 COM              594918104     1012    55097 SH       Sole                    55097
Monsanto Co                    COM              61166w101     1395    16792 SH       Sole                    16792
Norwood Abbey Limited          COM              019619664        0    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1325    73324 SH       Sole                    73324
Pepsico Inc                    COM              713448108     1036    20133 SH       Sole                    20133
Pfizer Inc                     COM              717081103      458    33636 SH       Sole                    33636
Pitney Bowes Inc               COM              724479100      389    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108      713    17565 SH       Sole                    17565
Scotts Companies               COM              810186106     1109    31950 SH       Sole                    31950
Southwestern Energy            COM              845467109     1496    50400 SH       Sole                    50400
Stryker Corp                   COM              863667101      730    21450 SH       Sole                    21450
Tellabs Inc                    COM              879664100       95    20850 SH       Sole                    20850
Transocean Sedco Forex         COM              8817h1009      662    11258 SH       Sole                    11258
United Parcel Service          COM              911312106      820    16650 SH       Sole                    16650
United Technologies            COM              913017109     1434    33374 SH       Sole                    33374
Wal Mart Stores Inc            COM              931142103     3358    64447 SH       Sole                    64447
Windstream Corp                COM              9738w1041      120    14885 SH       Sole                    14885
Wyeth                          COM              983024100      723    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102      739    20260 SH       Sole                    20260
iShares Russell 2000 Growth In IDX              464287648      549 11950.000 SH      Sole                11950.000
iShares Russell 2000 Index Fun IDX              464287655      331 7860.000 SH       Sole                 7860.000
iShares Russell Midcap         IDX              464287499      285 5275.000 SH       Sole                 5275.000
iShares S & P 500              IDX              464287200      345 4335.000 SH       Sole                 4335.000
iShares S&P 500 Growth         IDX              464287309     1082 25850.000 SH      Sole                25850.000
ishares Dow Jones Select Divid IDX              464287168      593 18925.000 SH      Sole                18925.000
ishares Russell 1000 Growth In IDX              464287614     4119 117425.000 SH     Sole               117425.000
ishares Russell Mid Cap Growth IDX              464287481      743 24685.000 SH      Sole                24685.000
ishares S&P 1500               IDX              464287150      208 5850.000 SH       Sole                 5850.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Tablle Value Total: $44,204


List of Other Included Managers:
No.		13F File Number		Name

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